March 3, 2006

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549
Re:	Dreyfus Growth and Income Fund, Inc.
1940 Act No. 811-6474
1933 Act No. 33-44004

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 20 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 24, 2006.

Best regards, /s/ Ashanti M. Hollingsworth Ashanti M. Hollingsworth Paralegal